Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 32,062	$ 31,305
Less accumulated depreciation	(20,322)	(19,421)
Net premises and equipment	11,740	11,884
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,282	17,025
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,637	12,164
Computer software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,143	$ 2,116